Earnings/(Loss) per Common Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings/(Loss) per Common Share - Earnings/(Loss) per share, basic and diluted (Table)
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Numerator:
(Loss)/income attributable to Navios Holdings, from continuing operations	$(58,800)	$41,528	$(6,815)
Less:
Undeclared dividend on preferred stock and on unvested restricted shares	(3,785)	(5,127)	(5,144)
Tender Offer — Redemption of preferred stock Series G ADSs and H ADSs including $8,949 of undeclared preferred dividend cancelled for the year ended December 31, 2022	13,496	—	—
Gain from eliminated dividend on preferred stock due to conversion	—	—	166
Undistributed income attributable to Series I Preferred Stock participating shares on an as converted basis from continuing operations	20,206	—	—
(Loss)/income attributable to Navios Holdings common stockholders, basic and diluted from continuing operations	$28,883	$36,401	$(11,793)
Income/(loss) attributable to Navios Holdings common stockholders, basic and diluted from discontinued operations	146,106	75,158	(186,146)
Less:
Undistributed income attributable to Series I Preferred Stock participating shares on an as converted basis from discontinued operations	(60,140)	—	—
Income /(loss) attributable to Navios Holdings common stockholders, basic and diluted from discontinued operations	$85,966	$75,158	$(186,146)
Net income/(loss) attributable to Navios Holdings common stockholders	$57,083	$111,559	$(197,939)
Denominator:
Denominator for basic earnings/(loss) per share attributable to Navios Holdings common stockholders — weighted average shares	22,653,879	16,168,329	12,896,568
Basic (loss)/earnings per share attributable to Navios Holdings common stockholders from continuing operations	$(1.27)	2.25	(0.91)
Basic earnings/(loss) per share attributable to Navios Holdings common stockholders from discontinued operations	$3.79	$4.65	$(14.43)
Basic earnings/(loss) per share attributable to Navios Holdings common stockholders	$2.52	$6.90	$(15.35)
Denominator for diluted earnings/(loss) per share attributable to Navios Holdings common stockholders — weighted average shares	22,838,129	16,553,011	12,896,568
Diluted (loss)/earnings per share attributable to Navios Holdings common stockholders from continuing operations	$(1.27)	2.20	(0.91)
Diluted earnings/(loss) per share attributable to Navios Holdings common stockholders from discontinued operations	$3.77	$4.54	$(14.43)
Diluted earnings/(loss) per share attributable to Navios Holdings common stockholders	$2.50	$6.74	$(15.35)
Weighted average Number of Series I Preferred Stock participating preferred shares on an as converted basis, basic and diluted	15,848,301	—	—
Earnings per share to Series I Preferred Stock participating preferred shares on an as converted basis, basic and diluted	$2.52	$—	$—